SIGNIFICANT ACCOUNTING POLICIES - Lease Obligations and Right-of-Use Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Barrick operating lease commitments disclosed as at December 31, 2018			$ 167
Add: embedded service contracts not previously assessed as a lease	$ 38	$ 97
(Less): contracts reassessed as service agreements	(130)
(Less): short-term leases recognized on a straight-line basis as expense	(6)	56
(Less): low-value leases recognized on a straight-line basis as expense	(1)
(Less): discounting using the lessee’s incremental borrowing rate of at January 1, 2019	(4)
Discounted leases recognized as at January 1, 2019	64
Finance lease liabilities	111		19
Current lease liabilities	37
Non-current lease liabilities	74
Right-of-use assets	85	75
Additions to right-of-use assets		49
Increase (decrease) in deferred tax liability (asset)		(1,879)	$ (801)
Randgold
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease liabilities	28
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	69	63
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	7	7
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	9	5
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	85
Increase (decrease) in deferred tax liability (asset)	0
Increase in finance lease liability	92
Change in deficit	$ 0
Change in net income		$ 3